SHARE CAPITAL:	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL:

NOTE 6 – SHARE CAPITAL:

Options grants

During the six months ended June 30, 2022, the Company granted 722,488 options to employees and executive officers:

i.
In March 2022, the Company granted a total of 148,907 options to several employees to purchase ordinary shares at an exercise price of $7.38 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

ii.
In March 2022, the Company granted a total of 271,517 options to several Executive Officers to purchase ordinary shares at an exercise price of $10 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

iii.
In March 2022, the board of directors approved and recommended the Company shareholders to approve a grant of 302,064 options to the Company's CEO to purchase ordinary shares at an exercise price of $10 per share. The Company's shareholders approved the grant in June 2022.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted in 2022 was $3,278. The underlying data used for computing the fair value of the options are as follows:

2022
Value of one ordinary share	$7.72
Dividend yield	0%
Expected volatility	62.6%
Risk-free interest rate	2.5%
Expected term	7 years

Ordinary shares

In July 2021, the Company entered into an ATM sales agreement with Jefferies LLC ("Jefferies"), pursuant to which the Company is entitled, at its sole discretion, to offer and sell through Jefferies, acting as sales agent, Shares having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds from the sale of shares under the facility.

From the effective date of the agreement through its expiration, 41,154 shares were sold under the program for total gross proceeds of approximately $ 0.5 million.

In April 2022, the Company signed a new ATM agreement with Jefferies for total amount of $23 million. As of the issuance date of this report, no shares were sold under the new ATM agreement.